Other Operating Expenses (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Operating Expenses [Line Items]
Other operating expenses	$ 90,880	$ 4,491
Segment VITAS [Member] | Chief Executive Officer [Member]
Other Operating Expenses [Line Items]
Other operating expenses	4,500
Litigation Settlement [Member]
Other Operating Expenses [Line Items]
Other operating expenses	84,476
Loss On Sale Of Transportation Equipment [Member]
Other Operating Expenses [Line Items]
Other operating expenses	5,266
Program Closure Expenses [Member]
Other Operating Expenses [Line Items]
Other operating expenses	$ 1,138